SCHEDULE OF SHARE OPTIONS ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, Outstanding	939,634	939,634	776,000	776,000
Weighted average exercise price, Outstanding | $ / shares		$ 2.36		$ 1.67
Number of options, Granted	293,190	293,190	281,800	281,800
Weighted average exercise price, Granted | (per share)	$ 4.23	$ 4.23	$ 5.45	$ 5.45
Number of options, Expired	(33,000)	(33,000)	(108,500)	(108,500)
Weighted average exercise price, Expired | $ / shares		$ 3.00		$ 5.62
Number of options, Cancelled	(45,900)	(45,900)
Weighted average exercise price, Cancelled | $ / shares		$ 2.82
Number of options, Exercised	(80,000)	(80,000)	(9,666)	(9,666)
Weighted average exercise price, Exercised | (per share)	$ 4.23	$ 0.80	$ 5.45	$ 0.80
Number of options, Outstanding	1,073,924	1,073,924	939,634	939,634
Weighted average exercise price, Outstanding | $ / shares		$ 2.94		$ 2.36
Number of options, Exercisable	791,496	791,496	540,268	540,268
Weighted average exercise price, Exercisable | $ / shares		$ 2.35		$ 1.84
Weighted average share price on date of exercise, shares	80,000	80,000	9,666	9,666
Weighted average share price on date of exercise, per shares | $ / shares		$ 4.68		$ 5.96